Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
7.	Stockholders’ Equity

Common Stock

In May 2017, the Company completed a public offering of 5,980,000 shares of its common stock at a public offering price of $5.50 per share. The shares were registered pursuant to the Company’s Registration Statement on Form S-3 filed on August 14, 2014. The Company received net proceeds of $30.6 million, after deducting underwriting discounts and commissions and offering-related transaction costs. Immediately following the offering, the Company used $11.2 million of the net proceeds to repurchase and retire 2,166,836 shares of its common stock from funds affiliated with Advent Private Equity (collectively Advent) at a price of $5.17 per share, which is equal to the net proceeds per share that the Company received from the offering, before expenses, pursuant to a stock purchase agreement the Company entered into with Advent in May 2017.

On August 2, 2018, the Company entered into an At Market Issuance Sales Agreement (the Sales Agreement) with Stifel, Nicolaus & Company, Incorporated (Stifel), pursuant to which the Company may sell from time to time, at its option, up to an aggregate of $35.0 million of shares of its common stock through Stifel, as sales agent. Sales of the Company’s common stock made pursuant to the Sales Agreement, if any, will be made on The Nasdaq Capital Market (Nasdaq), under the Company’s Registration Statement on Form S-3 filed on August 17, 2017 and declared effective by the SEC on November 9, 2017, by means of ordinary brokers’ transactions at market prices. Additionally, under the terms of the Sales Agreement, the Company may also sell shares of its common stock through Stifel, on Nasdaq or otherwise, at negotiated prices or at prices related to the prevailing market price. The Company will pay a commission rate equal to up to 3.0% of the gross sales price per share sold. As of December 31, 2019, no shares were issued pursuant to the Sales Agreement.

Warrants

In 2013, the Company issued warrants exercisable for 1,124,026 shares of Series B preferred stock, at an exercise price of $0.90 per share, to certain existing investors in conjunction with a private placement (the 2013 Warrants) and warrants exercisable for 111,112 shares of Series B preferred stock, at an exercise price of $0.90 per share, to Oxford Finance LLC and Silicon Valley Bank in conjunction with the Company’s entry into a loan and security agreement (the Lender Warrants). Upon completion of the Company’s initial public offering (IPO), the 2013 Warrants and the Lender Warrants became exercisable for 136,236 and 13,468 shares of common stock, respectively, at an exercise price of $7.43 per share. The 2013 Warrants expired on May 30, 2018, and the Lender Warrants will expire on July 3, 2023.

Stock Options

The Company adopted an Equity Incentive Plan in 2006 (the 2006 Plan) under which 1,030,303 shares of common stock were reserved for issuance to employees, nonemployee directors and consultants of the Company.

In July 2013, the Company adopted an Incentive Award Plan (the 2013 Plan), which provides for the grant of incentive stock options, nonstatutory stock options, rights to purchase restricted stock, stock appreciation rights, dividend equivalents, stock payments and restricted stock units to eligible recipients. Recipients of incentive stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options granted under the 2013 Plan is ten years. Except for annual grants to non-employee directors, which vest one year from the grant date, options generally vest 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years.

Pursuant to the 2013 Plan, the Company’s management is authorized to grant stock options to the Company’s employees, directors and consultants. The number of shares available for future grant under the 2013 Plan will automatically increase each year by an amount equal to the least of (1) 1,000,000 shares of the Company’s common stock, (2) 5% of the outstanding shares of the Company’s common stock as of the last day of the Company’s immediately preceding fiscal year, or (3) such other amount as the Company’s board of directors may determine. Shares that remain available, that expire or otherwise terminate without having been exercised in full, and unvested shares that are forfeited to or repurchased by the Company under the 2006 Plan will roll into the 2013 Plan. As of December 31, 2019, a total of 3,951,438 options remain available for future grant under the 2013 Plan.

On August 31, 2017, in connection with the appointment of its new Executive Vice President, Chief Operating Officer and Chief Financial Officer, the Company granted stock options to purchase 525,000 shares of the Company’s common stock outside of its stock option plans.

The following table summarizes the Company’s stock option activity under all stock option plans for the three years ended December 31, 2019 (options in thousands):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2016	3,394	$5.10
Granted	1,733	4.91
Exercised	(79)	1.32
Forfeited/cancelled/expired	(222)	6.09
Outstanding at December 31, 2017	4,826	5.05
Granted	943	5.08
Exercised	(211)	1.71
Forfeited/cancelled/expired	(173)	4.83
Outstanding at December 31, 2018	5,385	5.20
Granted	1,723	1.84
Exercised	—	0.00
Forfeited/cancelled/expired	(5,809)	4.51
Outstanding at December 31, 2019	1,299	$3.82	5.2
Exercisable at December 31, 2019	1,134	$4.29	4.5

The weighted-average fair value of options granted for the years ended December 31, 2019, 2018 and 2017 were $1.84, $3.93 and $3.79, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2019, 2018 and 2017 were $0.0 million, $0.6 million and $0.3 million, respectively.

At December 31, 2019, the intrinsic value of options outstanding and exercisable were $16,000 and $1,000, respectively.

Restricted Stock Units

In August 2019, the Company effected a one-time option exchange, wherein certain employees were offered the opportunity to exchange eligible outstanding stock options, whether vested or unvested, with exercise prices that are significantly higher than the current fair market value of the Company’s common stock for the grant of a lesser number of RSUs. The participants received one new RSU for every two stock options tendered for exchange. As a result, 3,200,375 stock options were exchanged for 1,600,186 RSUs. The RSUs have a one-year vesting schedule or vest upon a Change of Control, an employee’s termination without Cause, or resignation for Good Reason, each as defined in the 2013 Incentive Award Plan. The one-time option exchange was accounted for as a modification of the original award, and the difference in the fair value of the cancelled options immediately prior to the cancellation and the fair value of the modified options resulted in incremental value of approximately $0.1 million, which was calculated using the Black-Scholes model. Total stock-based compensation expense to be recognized over the requisite service period is equal to remaining unrecognized expense for the exchanged option, as of the exchange date, plus the incremental value of the modification to the award and is expected to be recorded over the one-year service term commencing August 1, 2019.

The following table summarizes the Company’s RSU activity under all equity plans for the three years ended December 31, 2019 (RSUs in thousands):

	Total RSUs	Weighted-Average Grant Date Fair Value per Share
Balance at December 31, 2018	—	$—
Granted	1,600	0.31
Forfeited	(147)	0.31
Balance at December 31, 2019	1,453	$0.31

Unrecognized compensation expense related to outstanding RSUs at December 31, 2019 was $2.1 million, which is expected to be recognized over a weighted-average vesting term of 0.6 years.

Employee Stock Purchase Plan

In July 2013, the Company adopted the ESPP, which permits participants to contribute up to 20% of their eligible compensation during defined rolling six-month periods to purchase the Company’s common stock. The purchase price of the shares will be 85% of the lower of the fair market value of the Company’s common stock on the first day of trading of the offering period or on the applicable purchase date. The ESPP was activated in November 2014. The Company issued 5,365, 36,296 and 24,303 shares of common stock under the ESPP for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had an outstanding liability of $0, $28,936 and $16,367 at December 31, 2019, 2018 and 2017, respectively, which is included in accounts payable and accrued expenses on the balance sheets, for employee contributions to the ESPP for shares pending issuance at the end of the offering period.

Stock-Based Compensation

The Company recorded stock-based compensation of $4.2 million, $3.8 million and $4.1 million for the years ended December 31, 2019, 2018 and 2017, respectively. Unrecognized compensation expense related to outstanding stock options at December 31, 2019 was $27,000, which is expected to be recognized over a weighted-average vesting term of 0.9 years.

Common Stock Reserved for Future Issuance

The following shares of common stock were reserved for future issuance at December 31, 2019 and 2018 (in thousands):

	December 31,
	2019	2018
Warrants to purchase common stock	13	13
Common stock options issued and outstanding	1,299	5,385
Common stock authorized for future option grants	3,951	844
RSUs outstanding	1,453	—
Common stock authorized for the ESPP	489	495
Total	7,205	6,737